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Brighthouse Life Insurance Company of NY
285 Madison Avenue
New York, NY 10017

May 2, 2019

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Brighthouse Life Insurance Company of NY
    Brighthouse Variable Annuity Account B
    File Nos. 333-96785/811-08306
    (Class L and Class L-4 Year (offered between November 22, 2004 and October 7, 2011))
    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the "Company") and Brighthouse Variable Annuity Account B (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectus Supplements dated April 29, 2019 to the Class L Prospectus dated April 29, 2019, Prospectus Supplement dated April 29, 2019 to the Class L-4 Year Prospectus dated April 29, 2019, Class L and Class L-4 Year Prospectuses, each dated April 29, 2019 and Statement of Additional Information ("SAI") dated April 29, 2019, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 33 for the Account filed electronically with the Commission on April 26, 2019.

If you have any questions, please call the undersigned at (980) 949-5089.

Sincerely,

/s/ Michele H. Abate
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Michele H. Abate
Associate General Counsel
Brighthouse Life
Insurance Company of NY